Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Current Liabilities [Abstract]
Other payables	$ 5,042,459	$ 2,754,305
Interest payable	56,864	33,917
Wages payable	21,216	55,839
Accrued expenses	15,000	15,000
Total	$ 5,135,539	$ 2,859,061